Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:<br/>VIP Strategic Income Portfolio/Initial Class, Service Class, Service Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees
(fees paid directly from your investment)	rr_ShareholderFeeOther
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing primarily in debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.

You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	6.23%	September 30, 2010
Lowest Quarter Return	-2.55%	June 30, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2019
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | VIP Strategic Income Portfolio-Initial VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
2010	rr_AnnualReturn2010	9.64%
2011	rr_AnnualReturn2011	4.66%
2012	rr_AnnualReturn2012	10.50%
2013	rr_AnnualReturn2013	0.29%
2014	rr_AnnualReturn2014	3.60%
2015	rr_AnnualReturn2015	(1.63%)
2016	rr_AnnualReturn2016	8.27%
2017	rr_AnnualReturn2017	7.79%
2018	rr_AnnualReturn2018	(2.57%)
2019	rr_AnnualReturn2019	10.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.55%)
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | VIP Strategic Income Portfolio-Service VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	$ 954
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | VIP Strategic Income Portfolio-Service 2 VIP
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	$ 94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	$ 1,131
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio-Initial VIP
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Income Portfolio
Label	rr_AverageAnnualReturnLabel	Initial Class
Past 1 year	rr_AverageAnnualReturnYear01	10.89%
Past 5 years	rr_AverageAnnualReturnYear05	4.40%
Past 10 years	rr_AverageAnnualReturnYear10	5.03%
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio-Service VIP
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Income Portfolio
Label	rr_AverageAnnualReturnLabel	Service Class
Past 1 year	rr_AverageAnnualReturnYear01	10.82%
Past 5 years	rr_AverageAnnualReturnYear05	4.30%
Past 10 years	rr_AverageAnnualReturnYear10	4.93%
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | Return Before Taxes | VIP Strategic Income Portfolio-Service 2 VIP
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Income Portfolio
Label	rr_AverageAnnualReturnLabel	Service Class 2
Past 1 year	rr_AverageAnnualReturnYear01	10.66%
Past 5 years	rr_AverageAnnualReturnYear05	4.14%
Past 10 years	rr_AverageAnnualReturnYear10	4.77%
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | Bloomberg Barclays U.S. Universal Bond Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	9.29%
Past 5 years	rr_AverageAnnualReturnYear05	3.44%
Past 10 years	rr_AverageAnnualReturnYear10	4.12%
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-09 | Strategic Income Portfolio | Fidelity Strategic Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	10.53%
Past 5 years	rr_AverageAnnualReturnYear05	4.41%
Past 10 years	rr_AverageAnnualReturnYear10	5.29%